A C Inst Inst2 Inst3 R and S Shares [Member] Investment Objectives and Goals - A, C, Inst, Inst2, Inst3, R and S Shares - S000012081 [Member]	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Summary of the Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Columbia Cornerstone Growth Fund (the Fund) seeks long-term capital appreciation.